18. Employee Benefits and Private Pension Plan (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfEmployeeBenefitsLineItems [Line Items]
Total	R$ 237,523	R$ 144,751	R$ 126,595
Current	30,059	24,940
Non-current	207,464	119,811
Health and dental care plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Total	99,767	32,826
FGTS Penalty
SummaryOfEmployeeBenefitsLineItems [Line Items]
Total	81,831	64,654
Bonus
SummaryOfEmployeeBenefitsLineItems [Line Items]
Total	40,254	32,815
Life Insurance
SummaryOfEmployeeBenefitsLineItems [Line Items]
Total	R$ 15,671	R$ 14,456